Interest and UF Indexation Revenue and Expenses - Schedule of Interest Expenses (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortized cost
Current accounts and other demand deposits	$ 21,142	$ 18,020	$ 45,072
Saving accounts and time deposits	892,746	1,405,021	971,902
Obligations by repurchase agreements and securities lending	9,177	15,183	15,845
Borrowings from financial institutions	71,727	64,603	37,414
Debt financial instruments issued	583,141	579,275	1,014,256
Other financial obligations
Lease liabilities	2,381	1,980	1,865
Financial instruments of regulatory capital issued	79,702	81,108	151,445
Income of accounting hedges of interest rate risk	(51,712)	(41,317)	(37,047)
Total	1,608,304	2,123,873	2,200,752
Interest [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	1,186	1,343	4,515
Saving accounts and time deposits	810,799	1,308,575	776,658
Obligations by repurchase agreements and securities lending	9,177	15,183	15,845
Borrowings from financial institutions	71,727	64,603	37,414
Debt financial instruments issued	260,203	249,438	210,393
Other financial obligations
Lease liabilities	2,381	1,980	1,865
Financial instruments of regulatory capital issued	34,551	34,903	31,271
Income of accounting hedges of interest rate risk	(51,712)	(41,317)	(37,047)
Total	1,138,312	1,634,708	1,040,914
UF indexation [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	19,956	16,677	40,557
Saving accounts and time deposits	81,947	96,446	195,244
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	322,938	329,837	803,863
Other financial obligations
Lease liabilities
Financial instruments of regulatory capital issued	45,151	46,205	120,174
Income of accounting hedges of interest rate risk
Total	$ 469,992	$ 489,165	$ 1,159,838